Summary of Significant Accounting Policies (Policy)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited interim consolidated financial statements of Armada Oil, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission and should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Company's latest Annual Report filed with the SEC on Form 10-K for the year ended March 31, 2012. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the unaudited interim consolidated financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal year as reported in the Form 10-K have been omitted.

Basis of Presentation The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").
Principles of Consolidation

Principles of Consolidation

These consolidated financial statements presented are those of the Company and its wholly-owned subsidiaries, International Energy Corp., e.Deal Enterprises, Corp., and Armada Oil and Gas. Only Armada Oil and Gas is currently an active operating entity. All significant intercompany transactions and accounts have been eliminated in consolidation.

Principles of Consolidation

These consolidated financial statements presented are those of the Company and its wholly-owed subsidiaries, International Energy Corp., e.Deal Enterprises Corp, and Armada Oil and Gas. Only Armada Oil and Gas is currently an active operating entity. All significant intercompany transactions and accounts have been eliminated in consolidation.

Estimates

Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include accruals related to oil and gas sales and expenses; estimates used in determining oil and gas reserves, the carrying value of oil and gas properties, including the asset retirement obligations and related accretion, depletion, and impairment, if any, of such oil and gas properties; and assumptions used in the fair value of stock-based compensation.

Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include accruals related to oil and gas sales and expenses; estimates used in determining oil and gas reserves, the carrying value of oil and gas properties and the impairment, if any, of such oil and gas properties; and assumptions used in the fair value of stock-based compensation.

Reclassifications	Reclassifications Certain reclassifications have been made to prior fiscal period amounts or balances to conform to the presentation adopted in the current fiscal year.
Net Loss Per Share

Net Loss Per Share

The basic net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding during a period. Diluted net loss per common share is computed by dividing the net loss, adjusted on an as if converted basis, by the weighted average number of common shares outstanding plus potential dilutive securities.

Net Loss Per Share

The computation of basic net loss per share is based on the weighted average number of shares that were outstanding during the year. The computation of diluted net loss per share is based on the weighted average number of shares used in the basic net loss per share calculation plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding using the treasury stock method for shares subject to stock options and warrants. See Note 4. Net Loss Per Share.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents includes highly liquid investments with original maturities of three months or less. Currently the Company has amounts deposited with financial institutions in excess of federally insured limits.

Cash and Cash Equivalents

Cash and cash equivalents includes highly liquid investments with original maturities of three months or less. Currently the Company has amounts deposited with financial institutions in excess of federally insured limits.

Accounts Receivable

Accounts Receivable

Accounts receivable represents that portion of the Company's net revenue interest in its oil and gas leases that has not been collected at the end of each period presented. To date, management has determined that no allowance for doubtful accounts is necessary since lease operating expenses have exceeded net revenue. At March 31, 2012, the Company has a payable recorded on its consolidated balance sheet due to the operator of the oil wells that exceeds the accounts receivable balance due from the same operator.

Full Cost Method of Accounting for Oil and Gas Properties

Full Cost Method of Accounting for Oil and Gas Properties

The Company has elected to utilize the full cost method of accounting for its oil and gas activities. In accordance with the full cost method of accounting, all costs associated with the acquisition, exploration and development of oil and gas reserves, including directly related overhead costs, are capitalized.

All capitalized costs of oil and gas properties, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves once proved reserves are determined to exist. The Company has obtained a reserve study with estimated proven reserves, for its Young County, Texas Property. Accordingly, the Company recorded depletion expense of $41,058 related to this property during both the three and six month periods ended September 30, 2012. Accumulated depletion as of September 30, 2012 is $41,048.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. Based on a recent engineering report prepared with respect to the Wyoming Property, and review of the production data for the Archer County, Texas, Property, management has determined that no impairment currently exists with respect to those properties. Management is assessing geographic and production data to determine the need for reserve studies for these oil and gas properties.

Full Cost Method of Accounting for Oil and Gas Properties

The Company has elected to utilize the full cost method of accounting for its oil and gas activities. In accordance with the full cost method of accounting, all costs associated with the acquisition, exploration and development of oil and gas reserves, including directly related overhead costs, are capitalized.

All capitalized costs of oil and gas properties, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves once proved reserves are determined to exist. The Company has not obtained reserve studies with estimated proven reserves. Management is assessing geographic and production data to determine the need for reserves studies.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. Accordingly, as of March 31, 2012, no amortization of capitalized costs of oil and gas properties was recorded. Further, based on a recent engineering report prepared with respect to the leasehold interests in 1,280 acres recently acquired in Wyoming and the relatively recent acquisitions in Texas, management has determined that no impairment currently exists.

Proved Reserves

Proved Reserves

Estimates of the Company's proved reserves included in this report are prepared in accordance with GAAP and guidelines from the United States Securities and Exchange Commission ("SEC"). The Company's engineering estimates of proved oil and natural gas reserves directly impact financial accounting estimates, including depreciation, depletion and amortization expense and impairment. Proved oil and natural gas reserves are the estimated quantities of oil and natural gas reserves that geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under period-end economic and operating conditions. The process of estimating quantities of proved reserves is very complex, requiring significant subjective decisions in the evaluation of all geological, engineering and economic data for each reservoir. The accuracy of a reserve estimate is a function of: (i) the quality and quantity of available data; (ii) the interpretation of that data; (iii) the accuracy of various mandated economic assumptions, and (iv) the judgment of the persons preparing the estimate. The data for a given reservoir may change substantially over time as a result of numerous factors, including additional development activity, evolving production history and continual reassessment of the viability of production under varying economic conditions. Changes in oil and natural gas prices, operating costs and expected performance from a given reservoir also will result in revisions to the amount of the Company's estimated proved reserves. The Company engages independent reserve engineers to estimate its proved reserves.

Full Cost Ceiling Test

Full Cost Ceiling Test

At the end of each quarterly reporting period, the unamortized costs of oil and gas properties are subject to a "ceiling test" which basically limits capitalized costs to the sum of the estimated future net revenues from proved reserves, discounted at 10% per annum to present value, based on current economic and operating conditions, adjusted for related income tax effects. There was no ceiling test impairment during the three and six month periods ended September 30, 2012 or 2011.

Full Cost Ceiling Test

At the end of each quarterly reporting period, the unamortized costs of oil and gas properties are subject to a "ceiling test" which basically limits capitalized costs to the sum of the estimated future net revenues from proved reserves, discounted at 10% per annum to present value, based on current economic and operating conditions, adjusted for related income tax effects. As noted above, the Company has not yet obtained reserve reports.

Oil and Gas Revenue

Oil and Gas Revenue

The Company recognizes oil and gas revenue when oil and gas production is sold to a purchaser at a fixed or determinable price, when delivery has occurred and title has transferred, and if collectability of the revenue is probable. Delivery occurs and title is transferred when production has been delivered to a purchaser's pipeline or truck. As a result of the numerous requirements necessary to gather information from purchasers or various measurement locations, calculate volumes produced, perform field and wellhead allocations, distribute and disburse funds to various working interest partners and royalty owners, the collection of revenues from oil and gas production may take up to 45 days following the month of production. Therefore, the Company may make accruals for revenues and accounts receivable based on estimates of its share of production. Since the settlement process may take 30 to 60 days following the month of actual production, the Company's financial results may include estimates of production and revenues for the related time period. The Company will record any differences between the actual amounts ultimately received and the original estimates in the period they become finalized.

Oil and Gas Revenue

The Company recognizes oil and gas revenue when oil and gas production is sold to a purchaser at a fixed or determinable price, when delivery has occurred and title has transferred, and if collectability of the revenue is probable. Delivery occurs and title is transferred when production has been delivered to a purchaser's pipeline or truck. As a result of the numerous requirements necessary to gather information from purchasers or various measurement locations, calculate volumes produced, perform field and wellhead allocations, distribute and disburse funds to various working interest partners and royalty owners, the collection of revenues from oil and gas production may take up to 45 days following the month of production. Therefore, the Company may make accruals for revenues and accounts receivable based on estimates of its share of production. Since the settlement process may take 30 to 60 days following the month of actual production, its financial results may include estimates of production and revenues for the related time period. The Company will record any differences between the actual amounts ultimately received and the original estimates in the period they become finalized.

Asset Retirement Obligation

Asset Retirement Obligation

The Company records the fair value of an asset retirement obligation ("ARO") in the period in which it is incurred if a reasonable estimate of fair value can be made. The present value of the estimated ARO is capitalized as part of the carrying amount of the long-lived asset and is depreciated over time as the discounted liability is accreted to its expected settlement value. The determination of fair value is based upon numerous estimates and assumptions, including future retirement costs, future recoverable quantities of oil and gas, future inflation rates and the credit-adjusted risk-free interest rate. The cost of the asset retirement obligation, less estimated salvage values, is included in the computation of depreciation, depletion, and amortization.

Asset Retirement Obligation

The Company accounts for its future asset retirement obligations ("ARO") by recording the fair value of the liability during the period in which it was incurred. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset. The increase in carrying value of a property associated with the capitalization of an ARO is included in proven oil and gas properties in the balance sheets. The ARO consists of costs related to the plugging of wells, removal of facilities and equipment, and site restoration on its oil and gas properties. The asset retirement liability is accreted to operating expense over the useful life of the related asset. As of March 31, 2012, the Company does not have an ARO.

Fair Values of Financial Instruments

Fair Values of Financial Instruments

The Company measures certain financial assets and liabilities at fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in on orderly transaction between market participants. See Note 6. Fair Value Measurements.

Stock-Based Compensation

Stock-Based Compensation

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards. The Black-Scholes pricing model requires management to make assumptions regarding the warrant and option lives, expected volatility, and risk free interest rates. See "Note 8 Stock Options" and "Note 9 Warrants."

Stock-Based Compensation

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards. The Black-Scholes pricing model requires management to make assumptions regarding the warrant and option lives, expected volatility, and risk free interest rates. See Note 9. Stock Options and Note 10. Warrants.

Income Taxes

Income Taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax consequences attributable to net operating loss and credit carryforwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates. The Company records an estimated valuation allowance on its deferred income tax assets if it is not more likely than not that these deferred income tax assets will be realized.

Income tax provisions or benefits for interim periods are computed based on the Company's estimated annual effective tax rate. Based on the Company's historical losses and its expectation of continuation of losses for the foreseeable future, the Company has determined that it is not more likely than not that deferred tax assets will be realized and, accordingly, has provided a full valuation allowance. As the Company anticipates or anticipated that its net deferred tax assets at March 31, 2013 and 2012 would be fully offset by a valuation allowance, there is no federal or state income tax benefit for the six months ended September 30, 2012 and 2011 related to the losses incurred during such periods.

Income Taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax effects of net operating loss and credit carryforwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates. The Company records an estimated valuation allowance on its deferred income tax assets if it is not more likely than not that these deferred income tax assets will be realized.

The Company recognizes a tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. As of March 31, 2012 and 2011, the Company has not recorded any unrecognized tax benefits.

Estimated interest and penalties are recorded as a component of interest expense or other expense, respectively. See Note 12. Income Taxes.

Subsequent Events	Subsequent Events The Company has evaluated all transactions from September 30, 2012 through the financial statement issuance date for subsequent events disclosure consideration.
Segment Reporting		Segment Reporting The Company's business currently operates in one segment.
Recently Issued and Adopted Accounting Pronouncements

New Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company's previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its consolidated financial position, operations or cash flows.

Recently Issued and Adopted Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company's previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its consolidated financial statements.